Shareholder Report	6 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Palmer Square Funds Trust
Entity Central Index Key	0002014487
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000252104
Shareholder Report [Line Items]
Fund Name	Palmer Square CLO Senior Debt ETF
Trading Symbol	PSQA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Palmer Square CLO Senior Debt ETF ("Fund") for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://etf.palmersquarefunds.com/funds/us-etfs/palmer-square-us-etfs. You can also request this information by contacting us at (855) 513-9988.
Additional Information Phone Number	(855) 513-9988
Additional Information Website	https://etf.palmersquarefunds.com/funds/us-etfs/palmer-square-us-etfs
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
PSQA	$10	0.20%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%
AssetsNet	$ 71,682,321
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 48,974
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$71,682,321
Investment advisory fees paid	$48,974
Total Number of Portfolio Holdings	75
Portfolio Turnover Rate	33%

Holdings [Text Block]

Ratings Summary* (% of Total Investments)

AAA	81.8%
AA	14.7%
AA+	2.8%

* Credit quality ratings reflect the middle rating received from Moody’s, Standard & Poor's and Fitch, where all three agencies have provided a rating. If only two agencies rate a security, the lowest rating is used. If only one agency rates a security, that rating is used. Ratings are measured on a scale that ranges from AAA (highest) to D (lowest).

Largest Holdings [Text Block]

Top 10 Issuers (% of net assets)

Neuberger Berman Loan Advisers CLO Ltd.	9.7%
Bain Capital Credit CLO Ltd.	6.4%
Apidos CLO Ltd.	5.6%
Benefit Street Partners CLO Ltd.	5.5%
Dryden CLO Ltd.	3.5%
CIFC Funding Ltd.	3.5%
Magnetite Ltd.	3.1%
Trinitas CLO Ltd.	3.1%
Whitebox CLO Ltd.	2.8%
AGL Core CLO Ltd.	2.8%

C000249932
Shareholder Report [Line Items]
Fund Name	Palmer Square Credit Opportunities ETF
Trading Symbol	PSQO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Palmer Square Credit Opportunities ETF ("Fund") for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://etf.palmersquarefunds.com/funds/us-etfs/palmer-square-us-etfs. You can also request this information by contacting us at (855) 513-9988.
Additional Information Phone Number	(855) 513-9988
Additional Information Website	https://etf.palmersquarefunds.com/funds/us-etfs/palmer-square-us-etfs
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
PSQO	$25	0.50%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
AssetsNet	$ 118,306,266
Holdings Count | Holding	320
Advisory Fees Paid, Amount	$ 234,773
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$118,306,266
Investment advisory fees paid	$234,773
Total Number of Portfolio Holdings	320
Portfolio Turnover Rate	50%

Holdings [Text Block]

Investment Type (% of net assets)

Collateralized Loan Obligations	51.2%
Corporate Bonds	25.2%
U.S. Government and Agency Securities	2.6%
Bank Loans	5.9%
Asset-Backed Securities	4.8%
Residential Mortgage-Backed Securities	0.8%
Commercial Mortgage-Backed Securities	0.5%
Short term Investment	9.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Elmwood CLO Ltd.	5.4%
Barings CLO Ltd.	3.0%
Post CLO Ltd.	2.6%
U.S. Treasury Notes	2.6%
Oaktree CLO Ltd.	2.5%
Ares CLO Ltd.	2.3%
Dryden CLO Ltd.	2.1%
Eaton Vance CLO Ltd.	1.7%
Neuberger Berman Loan Advisers CLO Ltd.	1.7%
Benefit Street Partners CLO Ltd.	1.7%

C000264228
Shareholder Report [Line Items]
Fund Name	Palmer Square Income Plus Fund
Class Name	Class I
Trading Symbol	PSYPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Palmer Square Income Plus Fund ("Fund") for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.palmersquarefunds.com/funds/income-plus-fund-psypx-pstpx. You can also request this information by contacting us at (800) 736-1145.
Additional Information Phone Number	(800) 736-1145
Additional Information Website	https://www.palmersquarefunds.com/funds/income-plus-fund-psypx-pstpx
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
PSYPX	$36	0.70%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%
AssetsNet	$ 1,051,712,615
Holdings Count | Holding	451
Advisory Fees Paid, Amount	$ 2,636,812
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,051,712,615
Investment advisory fees paid	$2,636,812
Total Number of Portfolio Holdings	451
Portfolio Turnover Rate	43%

Holdings [Text Block]

Investment Type (% of net assets)

Bonds	49.0%
Collateralized Loan Obligations	30.0%
Short Term Investments	14.1%
Bank Loans	4.8%
Exchange Traded Funds	0.8%
Other Assets in Excess of Liabilities	1.3%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

U.S. Treasury Notes	4.0%
Post CLO Ltd.	2.2%
OCP CLO Ltd.	2.0%
Elmwood CLO Ltd.	1.5%
Trinitas CLO Ltd.	1.0%
Voya CLO Ltd.	1.0%
Trestles CLO Ltd.	0.9%
Empower CLO Ltd.	0.8%
John Deere Owner Trust	0.8%
Chase Issuance Trust	0.8%

C000264227
Shareholder Report [Line Items]
Fund Name	Palmer Square Income Plus Fund
Class Name	Class T
Trading Symbol	PSTPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Palmer Square Income Plus Fund ("Fund") for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.palmersquarefunds.com/funds/income-plus-fund-psypx-pstpx. You can also request this information by contacting us at (800) 736-1145.
Additional Information Phone Number	(800) 736-1145
Additional Information Website	https://www.palmersquarefunds.com/funds/income-plus-fund-psypx-pstpx
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
PSTPX	$31	0.61%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.61%
AssetsNet	$ 1,051,712,615
Holdings Count | Holding	451
Advisory Fees Paid, Amount	$ 2,636,812
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,051,712,615
Investment advisory fees paid	$2,636,812
Total Number of Portfolio Holdings	451
Portfolio Turnover Rate	43%

Holdings [Text Block]

Investment Type (% of net assets)

Bonds	49.0%
Collateralized Loan Obligations	30.0%
Short Term Investments	14.1%
Bank Loans	4.8%
Exchange Traded Funds	0.8%
Other Assets in Excess of Liabilities	1.3%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

U.S. Treasury Notes	4.0%
Post CLO Ltd.	2.2%
OCP CLO Ltd.	2.0%
Elmwood CLO Ltd.	1.5%
Trinitas CLO Ltd.	1.0%
Voya CLO Ltd.	1.0%
Trestles CLO Ltd.	0.9%
Empower CLO Ltd.	0.8%
John Deere Owner Trust	0.8%
Chase Issuance Trust	0.8%

C000264229
Shareholder Report [Line Items]
Fund Name	Palmer Square Ultra-Short Duration Investment Grade Fund
Class Name	Class I
Trading Symbol	PSDSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Palmer Square Ultra-Short Duration Investment Grade Fund ("Fund") for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.palmersquarefunds.com/funds/ultra-short-duration-investment-grade-fund-psdsx. You can also request this information by contacting us at (800) 736-1145.
Additional Information Phone Number	(800) 736-1145
Additional Information Website	https://www.palmersquarefunds.com/funds/ultra-short-duration-investment-grade-fund-psdsx
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Ticker	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
PSDSX	$25	0.50%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
AssetsNet	$ 51,388,330
Holdings Count | Holding	120
Advisory Fees Paid, Amount	$ 83,674
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$51,388,330
Investment advisory fees paid	$83,674
Total Number of Portfolio Holdings	120
Portfolio Turnover Rate	42%

Holdings [Text Block]

Investment Type (% of net assets)

Collateralized Loan Obligations	47.3%
Bonds	28.0%
Short Term Investments	22.3%
Bank Loans	1.9%
Exchange Traded Funds	0.8%
Other Assets in Excess of Liabilities	(0.3)%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Dryden CLO Ltd.	6.4%
Dryden Senior Loan Fund	5.1%
OZLM Ltd.	3.4%
Octagon Ltd.	2.9%
CarVal CLO Ltd.	2.7%
Symphony CLO Ltd.	2.7%
CIFC Funding Ltd.	2.1%
Voya CLO Ltd.	2.1%
Empower CLO Ltd.	2.0%
Madison Park Funding Ltd.	2.0%